Primary financial statements	12 Months Ended
Dec. 31, 2023
Primary financial statements
Primary financial statements

2 Primary financial statements

Assets and liabilities on the balance sheet are classified as current and non-current. Items in the profit and loss account are presented by nature.

The balance sheet and the profit and loss account are the same of the ones used in the previous reporting period.

The statement of comprehensive income (loss) shows net profit integrated with income and expenses that are not recognised directly in the profit and loss account according to IFRSs.

The statement of changes in equity includes the total comprehensive income (loss) for the year, transactions with owners in their capacity as owners and other changes in equity.

The statement of cash flows is presented using the indirect method, whereby net profit (loss) is adjusted for the effects of non-cash transactions.